Average Annual Total Returns - Pioneer Short Term Income Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	C2 1 Year	C2 5 Years	C2 10 Years	C2 SinceInception	C2 InceptionDate	K 1 Year	K 5 Years	K 10 Years	K SinceInception	K InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Bloomberg One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg One- to Three-Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	0.99%	2.00%	1.90%	2.54%	Jul. 08, 2004	(0.02%)	1.01%	0.97%	1.42%	0.57%	1.09%	1.06%	1.51%	1.21%	1.85%	1.56%	2.00%	Jul. 08, 2004	0.22%	1.85%		1.52%	Aug. 01, 2013	1.78%	2.42%		2.16%	Dec. 01, 2014	1.78%	2.35%	2.22%	2.87%	Jul. 08, 2004	3.33%	2.21%	1.60%	2.49%	Jul. 08, 2004